UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   212-233-8040
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        11/1/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/07
                              RUN DATE: 09/30/07

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   46
                                        --------------------

Form 13F Information Table Value Total:           $119,246
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       5,068   256,100                 SOLE          0      256,100
 ADMINISTAFF INC                  COM         007094105       1,183    32,600                 SOLE          0       32,600
 AGILYSYS INC                     COM         00847J105       1,065    62,993                 SOLE          0       62,993
 AMEDISYS INC                     COM         023436108       1,751    45,563                 SOLE          0       45,563
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       2,460    79,800                 SOLE          0       79,800
 BELDEN INC                       COM         77459105        1,750    37,300                 SOLE          0       37,300
 CHECKPOINT SYSTEMS INC           COM         162825103       3,666   138,900                 SOLE          0      138,900
 CIMAREX ENERGY                   COM         171798101       4,995   134,100                 SOLE          0      134,100
 COGNEX CORP                      COM         192422103         684    38,525                 SOLE          0       38,525
 COHERENT INC                     COM         192479103       3,839   119,673                 SOLE          0      119,673
 COMMSCOPE INC                    COM         203372107         693    13,800                 SOLE          0       13,800
 CRANE CO                         COM         224399105       4,456    92,900                 SOLE          0       92,900
 CSG SYS INTL INC                 COM         126349109       6,268   294,986                 SOLE          0      294,986
 CURTISS WRIGHT CORP              COM         231561101       3,577    75,300                 SOLE          0       75,300
 CYMER INC                        COM         232572107       2,899    75,517                 SOLE          0       75,517
 DATASCOPE CORP                   COM         238113104       1,105    32,693                 SOLE          0       32,693
 FORWARD AIR CORPORATION          COM         349853101         389    13,051                 SOLE          0       13,051
 FTD GROUP INC                    COM         30267U108       1,076    72,300                 SOLE          0       72,300
 GARDNER DENVER INC               COM         365558105         616    15,800                 SOLE          0       15,800
 GLOBAL PAYMENTS INC              COM         37940X102       7,072   159,920                 SOLE          0      159,920
 KAYDON CORP                      COM         486587108       8,204   157,791                 SOLE          0      157,791
 LHC GROUP INC                    COM         50187A107       1,116    52,000                 SOLE          0       52,000
 LINCOLN EDUCATIONAL SERVICES     COM         533535100         328    25,138                 SOLE          0       25,138
 MACROVISION CORP                 COM         555904101         924    37,500                 SOLE          0       37,500
 MARINE PRODUCTS CORP             COM         568427108       1,493   176,032                 SOLE          0      176,032
 MIDDLEBY CORP                    COM         596278101       1,877    29,084                 SOLE          0       29,084
 MKS INSTRUMENTS INC              COM         55306N104       5,378   282,732                 SOLE          0      282,732
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,299    45,450                 SOLE          0       45,450
 MTS SYS CORP                     COM         553777103       2,661    63,968                 SOLE          0       63,968
 MUELLER INDUSTRIES INC           COM         624756102         885    24,500                 SOLE          0       24,500
 NCI BLDG SYS INC                 COM         628852105         112     2,600                 SOLE          0        2,600
 PEROT SYSTEMS CORP SERIES A      COM         714265105       4,222   249,700                 SOLE          0      249,700
 PHARMACEUTICAL PROD DEV INC      COM         717124101       2,437    68,776                 SOLE          0       68,776
 PROVIDENCE SERVICE CORP          COM         743815102       2,748    93,581                 SOLE          0       93,581
 RADIATION THERAPY SERVICES       COM         750323206       4,696   225,551                 SOLE          0      225,551
 ROLLINS INC                      COM         775711104       3,135   117,450                 SOLE          0      117,450
 SIMPSON MANUFACTURING CO INC     COM         829073105       2,349    73,750                 SOLE          0       73,750
 SRA INTERNATIONAL INC-CL A       COM         78464R105          70     2,500                 SOLE          0        2,500
 SYKES ENTERPRISES INC            COM         871237103         141     8,500                 SOLE          0        8,500
 TECHNITROL INC                   COM         878555101       4,842   179,650                 SOLE          0      179,650
 THE MEN'S WEARHOUSE INC          COM         587118100         657    13,000                 SOLE          0       13,000
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922207105       1,734    32,394                 SOLE          0       32,394
 VITAL SIGNS INC                  COM         928469105       1,793    34,382                 SOLE          0       34,382
 WABTEC CORP                      COM         929740108       7,509   200,450                 SOLE          0      200,450
 W-H ENERGY SERVICES INC          COM         92925E108       2,648    35,900                 SOLE          0       35,900
 WINNEBAGO INDUSTRIES             COM         974637100         377    15,800                 SOLE          0       15,800
